INTANGIBLE ASSETS AND GOODWILL (Schedule of amortization) (Details)	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets	6 years	6 years 2 months 12 days
Trademarks and brands [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets		6 years 1 month 6 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period remaining for intangible assets		6 years 9 months 18 days